UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-451-2010

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2010–June 30, 2011

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

The Legg Mason Variable Adjustable Rate Income Portfolio was liquidated on April 29, 2011.

The Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was liquidated on April 29, 2011.

The Legg Mason Western Asset Variable Money Market Portfolio was liquidated on June 15, 2011.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06310
Reporting Period: 07/01/2010 - 06/30/2011
Legg Mason Partners Variable Income Trust

=========== LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME ===========
===========                        PORTFOLIO                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== LEGG MASON WESTERN ASSET VARIABLE DIVERSIFIED STRATEGIC ============
===========                    INCOME PORTFOLIO                     ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND ===========
===========                        PORTFOLIO                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET PORTFOLIO ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== LEGG MASON WESTERN ASSET VARIABLE STRATEGIC BOND PORTFOLIO ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By: /s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer of

Date: August 16, 2011